Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	¥ 15	¥ 379	¥ 29
Property, plant and equipment where ownership certificates have not obtained	1,110	1,397
Aircrafts, engines and flight equipment, owned [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	¥ 15	¥ 379